Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 12,402	$ 10,048
Derivative liabilities held for trading	(13,449)	(8,313)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	272	858
Derivative liabilities held for trading	(643)	(694)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,192	1,519
Derivative liabilities held for trading	(1,567)	(1,093)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,823	6,406
Derivative liabilities held for trading	(8,273)	(5,489)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,105	1,258
Derivative liabilities held for trading	(2,966)	(1,037)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	7
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,712	2,947
Derivative liabilities held for trading	(7,567)	(2,942)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	168	153
Derivative liabilities held for trading	(191)	(502)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,544	1,159
Derivative liabilities held for trading	(1,340)	(1,000)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,678	1,210
Derivative liabilities held for trading	(4,551)	(1,095)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,322	425
Derivative liabilities held for trading	(1,485)	(345)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,888	1,160
Derivative liabilities held for trading	(1,835)	(979)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	52	9
Derivative liabilities held for trading	(2)	(117)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	429	197
Derivative liabilities held for trading	(179)	(83)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	847	731
Derivative liabilities held for trading	(1,053)	(595)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	553	223
Derivative liabilities held for trading	(601)	(184)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	0
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,000	857
Derivative liabilities held for trading	(723)	(625)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	3
Derivative liabilities held for trading	(13)	(11)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	167	90
Derivative liabilities held for trading	(39)	(9)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	547	596
Derivative liabilities held for trading	(460)	(479)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	285	161
Derivative liabilities held for trading	(211)	(126)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	7
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	678	697
Derivative liabilities held for trading	(498)	(505)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	2
Derivative liabilities held for trading	(5)	(1)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	47	63
Derivative liabilities held for trading	(7)	(1)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	456	525
Derivative liabilities held for trading	(351)	(422)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	174	107
Derivative liabilities held for trading	(135)	(81)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	496	561
Derivative liabilities held for trading	(549)	(416)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	2
Derivative liabilities held for trading	(173)	0
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4	7
Derivative liabilities held for trading	(2)	0
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	368	476
Derivative liabilities held for trading	(282)	(348)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	124	76
Derivative liabilities held for trading	(92)	(68)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,628	3,826
Derivative liabilities held for trading	(2,277)	(2,846)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	50	689
Derivative liabilities held for trading	(259)	(63)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	3
Derivative liabilities held for trading	0	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,927	2,868
Derivative liabilities held for trading	(1,576)	(2,550)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	647	266
Derivative liabilities held for trading	(442)	(233)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 3	$ 0